Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000016473 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000016473 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016473 [Member] | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016473 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016473 [Member] | Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016473 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000016473 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000016473 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016475 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000016475 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016475 [Member] | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016475 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016475 [Member] | Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016475 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000016475 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000016475 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016474 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000016474 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016474 [Member] | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016474 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016474 [Member] | Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016474 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000016474 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000016474 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016476 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000016476 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016476 [Member] | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016476 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016476 [Member] | Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016476 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000016476 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000016476 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016477 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000016477 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016477 [Member] | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016477 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016477 [Member] | Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016477 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000016477 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000016477 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000189761 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000189761 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000189761 [Member] | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000189761 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000189761 [Member] | Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000189761 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000189761 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000189761 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016462 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000016462 [Member] | Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016462 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000016462 [Member] | Technology Hardware, Storage and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000016462 [Member] | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000016462 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000016462 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000016462 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016464 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000016464 [Member] | Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016464 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000016464 [Member] | Technology Hardware, Storage and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000016464 [Member] | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000016464 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000016464 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000016464 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000189758 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000189758 [Member] | Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000189758 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000189758 [Member] | Technology Hardware, Storage and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000189758 [Member] | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000189758 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000189758 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000189758 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016463 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000016463 [Member] | Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016463 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000016463 [Member] | Technology Hardware, Storage and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000016463 [Member] | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000016463 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000016463 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000016463 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000055501 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000055501 [Member] | Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000055501 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000055501 [Member] | Technology Hardware, Storage and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000055501 [Member] | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000055501 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000055501 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000055501 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016465 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000016465 [Member] | Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016465 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000016465 [Member] | Technology Hardware, Storage and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000016465 [Member] | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000016465 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000016465 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000016465 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000189759 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000189759 [Member] | Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000189759 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000189759 [Member] | Technology Hardware, Storage and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000189759 [Member] | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000189759 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000189759 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000189759 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016466 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000016466 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000016466 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000016466 [Member] | Technology Hardware, Storage and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000016466 [Member] | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000016466 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000016466 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000016466 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016468 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000016468 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000016468 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000016468 [Member] | Technology Hardware, Storage and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000016468 [Member] | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000016468 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000016468 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000016468 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016467 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000016467 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000016467 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000016467 [Member] | Technology Hardware, Storage and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000016467 [Member] | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000016467 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000016467 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000016467 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016469 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000016469 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000016469 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000016469 [Member] | Technology Hardware, Storage and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000016469 [Member] | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000016469 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000016469 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000016469 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016470 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000016470 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000016470 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000016470 [Member] | Technology Hardware, Storage and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000016470 [Member] | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000016470 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000016470 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000016470 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000189760 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000189760 [Member] | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000189760 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000189760 [Member] | Technology Hardware, Storage and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000189760 [Member] | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000189760 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000189760 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000189760 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016471 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000016471 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000016471 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000016471 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000016471 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016471 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000016471 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000016471 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000055503 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000055503 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000055503 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000055503 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000055503 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000055503 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000055503 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000055503 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000016472 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000016472 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000016472 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000016472 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000016472 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016472 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000016472 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000016472 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000055505 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000055505 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000055505 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000055505 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000055505 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000055505 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000055505 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000055505 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000055506 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000055506 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000055506 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000055506 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000055506 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000055506 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000055506 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000055506 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000016484 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000016484 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016484 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000016484 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000016484 [Member] | Construction and Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016484 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000016484 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000016484 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000016484 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016486 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000016486 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016486 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000016486 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000016486 [Member] | Construction and Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016486 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000016486 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000016486 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000016486 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016485 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000016485 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016485 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000016485 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000016485 [Member] | Construction and Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016485 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000016485 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000016485 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000016485 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088007 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000088007 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000088007 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000088007 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000088007 [Member] | Construction and Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000088007 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000088007 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000088007 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000088007 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016487 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000016487 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016487 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000016487 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000016487 [Member] | Construction and Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016487 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000016487 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000016487 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000016487 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000189764 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000189764 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000189764 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000189764 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000189764 [Member] | Construction and Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000189764 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000189764 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000189764 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000189764 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016488 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.00%
C000016488 [Member] | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000016488 [Member] | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000016488 [Member] | Independent Power Producers and Energy Traders [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016488 [Member] | Water Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016488 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000016488 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000016488 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%